INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES [Abstract]
Inventories
Inventories are summarized as follows:

	December 31, 2021	December 31, 2020
Raw material	$2,055,844	$1,713,761
Work-in-progress	1,110,469	931,249
Finished goods	4,973,503	1,562,980
Inventories	$8,139,816	$4,207,990